Leases	12 Months Ended
Dec. 31, 2022
Leases Abstract
Leases

16.	Leases

On December 31, 2022, the balance of leases payable includes: (i) R$15,670 relating to variable payments, not included in the measurement of liabilities, and short-term leases (R$28,440 on December 31, 2021), which fall under the exemption provided for in IFRS 16; and (ii) R$11,191,289 referring to the present value on this date of future lease payments (R$10,734,544 on December 31, 2021).

The breakdown and changes in the present value of future lease payments are shown below:

	Weighted average rate (p.a.)	2021											2022
		Current	Non-current	Total	Additions	Write-offs	Contractual amendment	Payments	Clearing with Deposits and other assets	Interest incurred	Interest paid	Exchange rate change	Total	Current	Non-current
Agreements in local currency
With purchase option	17.47%	-	-	-	10,308	-	-	(1,959)	-	505	(505)	-	8,349	5,036	3,313
Without purchase option	10.52%	29,456	8,552	38,008	171,084	(242)	54,720	(38,257)	-	33,248	-	-	258,561	37,219	221,342
Agreements in foreign currency
With purchase option	7.24%	-	-	-	1,552,433	-	-	(178,415)	-	64,821	(57,852)	10,095	1,391,082	133,884	1,257,198
Without purchase option	11.75%	1,999,791	8,696,745	10,696,536	1,334,588	2,328	(363,625)	(2,600,276)	(23,707)	1,218,045	-	(730,592)	9,533,297	1,756,449	7,776,848
Total	2,029,247		8,705,297	10,734,544	3,068,413	2,086	(308,905)	(2,818,907)	(23,707)	1,316,619	(58,357)	(720,497)	11,191,289	1,932,588	9,258,701

	Weighted Average Rate (p.a.)	2020									2021
		Current	Non-current	Total	Additions	Contractual Amendment	Payments	Clearing with Deposits and other assets	Interest incurred	Exchange rate change	Total	Current	Non-current
Agreements in local currency
Without purchase option	11.56%	32,530	14,985	47,515	1,218	1,512	(17,596)	-	5,359	-	38,008	29,456	8,552
Agreements in foreign currency
Without purchase option	10.00%	1,268,226	6,252,199	7,520,425	2,503,750	749,166	(1,431,689)	(37,565)	875,267	517,182	10,696,536	1,999,791	8,696,745
Total		1,300,756	6,267,184	7,567,940	2,504,968	750,678	(1,449,285)	(37,565)	880,626	517,182	10,734,544	2,029,247	8,705,297

In the fiscal year ended December 31, 2022, the Company recognized R$48,289 directly in the cost of services, related to short-term leases and variable payments.

In the context of the operations disclosed in Note 1.6, the subleasing of cargo aircraft dedicated to Mercado Livre resulted in the recognition of revenue in 2022 in the amount of R$6,663.

The future payments of leases liabilities agreements are detailed as follows:

	2022	2021
2022	-	2,977,345
2023	3,059,448	2,370,391
2024	2,325,227	1,970,832
2025	2,055,173	1,673,635
2026	1,798,293	1,360,011
2027	1,624,277	1,005,917
2027 onwards	5,974,709	3,604,718
Total minimum lease payments	16,837,127	14,962,849
Less total interest	(5,630,167)	(4,199,865)
Present value of minimum lease payments	11,206,960	10,762,984
Less current portion	(1,948,259)	(2,057,687)
Non-current portion	9,258,701	8,705,297

16.1.	Sale-leaseback transactions

During the fiscal year ended December 31, 2022, the Company recorded a net gain of R$140,368 from 10 sale-leaseback transactions (8 aircrafts and 2 engines), recorded in the statement of operations in the group of “Other income (expenses), net” (R$5,913 from 1 aircraft and 2 engines sale-leaseback transactions during the year ended December 31, 2021).